Share based compensation - JSOP 2016 and SOP 2019 narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) Options item shares	Dec. 31, 2021 € / shares shares	Dec. 31, 2020 USD ($)
JSOP 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options exercised | Options	489,586
Outstanding vested options | shares	571,688	571,688
Total share-based payment expense recognized | $	$ 0.6		$ 4.0
SOP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payment expense recognized | $	$ 3.6		$ 0.1
Number of shares per option | shares	1
Exercise price, share options granted | € / shares		€ 1.00
Options waiting period	4 years
Options exercise period	7 years
Option forfeiture period	6 months
SOP 2019 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum growth to exercise options (as a percent)	10.00%
Number of tranches | item	1
Vesting period	4 years		3 years
SOP 2019 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			4 years
Termination forfeiture period	4 years